LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LONG-TERM DEBT
Total debt	$ 1,142,956	$ 1,843,086
Less: current portion	90,000	100,000
Total long-term debt	1,052,956	1,743,086
Credit Facilities
LONG-TERM DEBT
Deferred financing costs	(3,930)	(2,323)
Total long-term debt		0
Outstanding borrowings	0	0
Term Loan Facility
LONG-TERM DEBT
Deferred financing costs		599,333
2020 Notes
LONG-TERM DEBT
Total long-term debt	199,092	198,945
2018 Notes
LONG-TERM DEBT
Total long-term debt	348,828	348,657
2017 Notes
LONG-TERM DEBT
Total long-term debt	299,319	299,103
2016 Notes
LONG-TERM DEBT
Total long-term debt	249,695	249,530
2015 Note
LONG-TERM DEBT
Total long-term debt	$ 49,952	49,886
2012 Notes
LONG-TERM DEBT
Total long-term debt		$ 99,955